Disclosures About Fair Value of Financial Instruments - Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Estimated Market Value	$ 285,252	$ 332,716
Mortgage-backed securities
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Estimated Market Value	147,510	197,926
Asset-backed securities
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Estimated Market Value	21,700	25,598
State and municipal securities
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Estimated Market Value	47,575	36,212
Reported Value Measurement | Fair Value, Measurements, Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Estimated Market Value	285,252	332,716
Mortgage loans held for sale	7,484	5,106
Mortgage banking derivatives	335
Bank owned life insurance	30,952	29,475
Total	324,023	367,297
Mortgage banking derivatives	88
Total liabilities	88
Reported Value Measurement | Fair Value, Measurements, Recurring | U.S. Government sponsored enterprises
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Estimated Market Value	68,467	72,980
Reported Value Measurement | Fair Value, Measurements, Recurring | Mortgage-backed securities
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Estimated Market Value	147,510	197,926
Reported Value Measurement | Fair Value, Measurements, Recurring | Asset-backed securities
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Estimated Market Value	21,700	25,598
Reported Value Measurement | Fair Value, Measurements, Recurring | State and municipal securities
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Estimated Market Value	47,575	36,212
Estimate of Fair Value Measurement | Fair Value, Measurements, Recurring | Quoted Market Prices in an Active Market (Level 1)
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Estimated Market Value	0	0
Mortgage loans held for sale	0	0
Mortgage banking derivatives	0
Bank owned life insurance	0	0
Total	0	0
Mortgage banking derivatives	0
Total liabilities	0
Estimate of Fair Value Measurement | Fair Value, Measurements, Recurring | Quoted Market Prices in an Active Market (Level 1) | U.S. Government sponsored enterprises
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Estimated Market Value	0	0
Estimate of Fair Value Measurement | Fair Value, Measurements, Recurring | Quoted Market Prices in an Active Market (Level 1) | Mortgage-backed securities
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Estimated Market Value	0	0
Estimate of Fair Value Measurement | Fair Value, Measurements, Recurring | Quoted Market Prices in an Active Market (Level 1) | Asset-backed securities
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Estimated Market Value	0	0
Estimate of Fair Value Measurement | Fair Value, Measurements, Recurring | Quoted Market Prices in an Active Market (Level 1) | State and municipal securities
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Estimated Market Value	0	0
Estimate of Fair Value Measurement | Fair Value, Measurements, Recurring | Models with Significant Observable Market Parameters (Level 2)
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Estimated Market Value	285,252	332,716
Mortgage loans held for sale	7,484	5,106
Mortgage banking derivatives	335
Bank owned life insurance	0	0
Total	293,071	337,822
Mortgage banking derivatives	88
Total liabilities	88
Estimate of Fair Value Measurement | Fair Value, Measurements, Recurring | Models with Significant Observable Market Parameters (Level 2) | U.S. Government sponsored enterprises
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Estimated Market Value	68,467	72,980
Estimate of Fair Value Measurement | Fair Value, Measurements, Recurring | Models with Significant Observable Market Parameters (Level 2) | Mortgage-backed securities
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Estimated Market Value	147,510	197,926
Estimate of Fair Value Measurement | Fair Value, Measurements, Recurring | Models with Significant Observable Market Parameters (Level 2) | Asset-backed securities
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Estimated Market Value	21,700	25,598
Estimate of Fair Value Measurement | Fair Value, Measurements, Recurring | Models with Significant Observable Market Parameters (Level 2) | State and municipal securities
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Estimated Market Value	47,575	36,212
Estimate of Fair Value Measurement | Fair Value, Measurements, Recurring | Models with Significant Unobservable Market Parameters (Level 3)
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Estimated Market Value	0	0
Mortgage loans held for sale	0	0
Mortgage banking derivatives	0
Bank owned life insurance	30,952	29,475
Total	30,952	29,475
Mortgage banking derivatives	0
Total liabilities	0
Estimate of Fair Value Measurement | Fair Value, Measurements, Recurring | Models with Significant Unobservable Market Parameters (Level 3) | U.S. Government sponsored enterprises
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Estimated Market Value	0	0
Estimate of Fair Value Measurement | Fair Value, Measurements, Recurring | Models with Significant Unobservable Market Parameters (Level 3) | Mortgage-backed securities
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Estimated Market Value	0	0
Estimate of Fair Value Measurement | Fair Value, Measurements, Recurring | Models with Significant Unobservable Market Parameters (Level 3) | Asset-backed securities
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Estimated Market Value	0	0
Estimate of Fair Value Measurement | Fair Value, Measurements, Recurring | Models with Significant Unobservable Market Parameters (Level 3) | State and municipal securities
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Estimated Market Value	$ 0	$ 0